Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Equity

Note 11 – Equity

On October 22, 2019 the Company changed the ratio of its ADSs to Ordinary Shares from each ADS representing five Ordinary Shares (1:5) to each ADS representing fifty (50) Ordinary Shares (1:50). This resulted in a 1 for 10 reverse split on the American Depositary Receipt ("ADR") program. All the ADS data mentioned herein have been adjusted to give effect to the aforesaid ADS ratio change.

A.	The Company's share capital (in thousands of Ordinary Shares)

	Ordinary Shares
	2018	2019
Issued and paid-up share capital as at December 31	97,099	208,926
Authorized share capital	200,000	500,000

B.	Financing transactions

1.	On May 17, 2017, the Company announced that it signed a private placement agreement with Ayalim Trust Funds, an Israeli institutional investor. As a part of this transaction, the Company issued an aggregate of 3,430,000 Ordinary Shares at a price per share of $1.17. The total gross consideration to the Company was approximately $4,000,000. On June 1, 2017, the Company announced that it signed private placement agreements with Israeli and other non-U.S. investors. As a part of these transactions, the Company issued an aggregate of 4,044,050 Ordinary Shares at a price per share of $1.17. The total gross consideration to the Company was approximately $4,700,000. On June 14, 2017, the Company announced that it signed private placement agreements with several Israeli investors. As a part of these transactions, the Company issued an aggregate of 4,078,759 Ordinary Shares at a price per share of $1.17. The total gross consideration to the Company was approximately $4,800,000.

The total net consideration to the Company for the abovementioned placements was approximately $12,420,000.

2.	On February 19, 2018, the Company issued, pursuant to a public offering in the United States, an aggregate of 30,000,000 Ordinary Shares (600,000 ADSs). Also, on February 28, 2018, the underwriters exercised their over-allotment option to purchase an additional 4,500,000 Ordinary Shares (90,000 ADSs), bringing the total gross proceeds from the offering to approximately $13,800,000, before deducting underwriting discounts and commissions and other offering-related expenses. The total net consideration was approximately $12,471,000.

3.	In February 2019, the Company issued, pursuant to a public offering in the United States, an aggregate of 80,000,000 Ordinary Shares (1,600,000 ADSs), 80,000,000 non-tradable warrants (exercisable into 1,600,000 ADSs) with an exercise price of $8.625 per ADS and term of 5 years and 60,000,000 non-tradable rights to purchase shares (exercisable into 1,200,000 ADSs) with an exercise price of $7.5 per ADS and term of 6 months. In certain cases, the rights to purchase and the warrants may be exercised on a cashless basis. Therefore, the rights to purchase and the warrants are accounted as derivative instruments which are classified as a liability and measured at fair value through profit or loss. The total gross consideration was $12,000,000 and was initially attributed to the financial liability for the rights to purchase and warrants based on their fair value in the amount of $10,201,000 and the remaining amount was attributed to the ADSs issued and recognized as an equity component in the amount of $1,799,000. Applicable issuance costs, amounting to $1,440,000, have been allocated in the same proportion as the allocation of the gross proceeds. An amount of $1,224,000 was considered as issuance costs allocated to the rights to purchase and the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ADSs in the amount of $216,000 have been recorded in equity as a reduction of the share premium. The total net proceeds from the offering were approximately $10,560,000.

The value of the financial liability in respect to the warrants was measured as of December 31, 2019, at an amount of approximately $793,000, and the difference between the fair value of the financial liabilities in respect to the warrants and rights to purchase as of the issuance date and the fair value of the financial liability in respect to the warrants as of December 31, 2019, was recognized as finance income in an amount of approximately $9,327,000, mainly due to the decrease in the Company's share price.

During the first quarter of 2019, investors exercised 1,881,000 of the rights to purchase 1,881,000 Ordinary Shares for a total consideration of $282,000.

4.	In August 2019, the Company issued, pursuant to a securities purchase agreement, convertible promissory notes, in an aggregate principal amount of $4,276,000 and an additional approximately $2,700,000 to be received in two subsequent closings, bringing the expected total gross proceeds from this funding to approximately $7,000,000. The notes are convertible into the Company's ADSs. As a part of this transaction, the Company issued non-tradable warrants to purchase 62,668,850 ADSs. The warrants have an exercise price equal to 125% of the conversion price of the convertible promissory notes, will be exercisable upon the six-month anniversary of issuance and will expire five years from the date of issuance. The total gross proceeds from the first closing were $4,276,000.

The first tranche of the convertible promissory notes was unsecured, had a maturity date of March 4, 2021, bear no interest except in an event of default and may be converted, at the election of the holder, into ADSs at an initial per share conversion price of $2.90, subject to adjustments, including among others, revenue targets and the conversion prices of the subsequent tranches. The convertible notes have been designated as a financial liability measured at fair value through profit and loss since they are combined instruments including embedded derivatives. The warrants are also classified as a financial liability that is measured at fair value through profit and loss as neither the exercise price nor the number of shares to be issued is fixed. The rights for the future issuance of the convertible notes and the warrants of the second and third tranches have been accounted for as derivatives.

The initial fair value of the financial liabilities issued in the transaction at their issuance date has been evaluated with the assistance of an external independent valuator and was approximately $11,609,000, while the consideration received from this transaction was $4,276,000. The difference, in the amount of $7,333,000, has been allocated to the convertible notes and rights recognized with respect to this transaction.

The allocation was based on the proportion of the fair value of each instrument. The loss that has not been recognized for each instrument is amortized on a straight line basis over the term of each instrument.

Accordingly, from the consideration received, approximately $1,569,000 was attributed to the convertible notes of the first tranche, $1,902,000 was attributed to the warrants of the first tranche, and a total of approximately $805,000 was attributed to the rights with respect to the second and third tranches.

Until December 31, 2019, $1,767,400 of the principal amount of the convertible notes was converted into 30,472,400 Ordinary Shares. As a result of the conversion, $2,003,000 of the loss that has not been initially recorded has been recognized as finance expenses.

The fair value of the remaining financial liabilities relating to this transaction was measured as of December 31, 2019, at an amount of approximately $2,905,000. The change in the value has been recognized as finance income in an amount of approximately $620,000. See also Note 18.D - Financial Liabilities.

After the reporting date, and prior to February 4, 2020, an aggregate of approximately $200,000 of the principal amount of the convertible notes was converted. On February 4, 2020, the Company and the holders of a significant portion of the remaining financial instruments agreed to amend the terms of this transaction such that the conversion price of the convertible notes decreased to $1.74 per ADS, and the holders of such notes have agreed to convert such notes into ADSs. Additionally, the Company agreed to amend the exercise price of the warrants of the first tranche to $1.914 per ADS, and the Company and the investors agreed to terminate substantially all remaining obligations in this transaction, including the instruments to be issued under the second and third tranche.

5.	See also Note 21.A regarding a public offering after the reporting date.

C.	Treasury shares

As of December 31, 2019, the Company held 527,032 Ordinary Shares, constituting approximately 0.25% of its issued and paid up share capital.